Fees Summary	Jun. 29, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 6,719,106.00
Total Fee Amount	927.91
Total Offset Amount	0.00
Net Fee	$ 927.91
Offering Table N/A
Offset Table N/A	N/A